SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ in Millions, $ in Millions	Feb. 22, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 05, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Medium-term Notes, Maturing April 25, 2034
Disclosure of information about consolidated structured entities [line items]
Subsidiary and corporate borrowings		$ 292			$ 302
Subordinated notes, Maturing May 24, 2081
Disclosure of information about consolidated structured entities [line items]
Notional amount			$ 8	$ 150
Medium-term Notes, Maturing November 14, 2027
Disclosure of information about consolidated structured entities [line items]
Subsidiary and corporate borrowings		329			340
Medium-Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Subsidiary and corporate borrowings		$ 0			$ 302
Repayments of debt	$ 700
Fixed interest rate | Medium-term Notes, Maturing April 25, 2034
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate		5.40%
Fixed interest rate | Subordinated notes, Maturing May 24, 2081
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			7.25%
Fixed interest rate | Medium-term Notes, Maturing November 14, 2027
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate		5.60%
Fixed interest rate | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	3.315%	3.30%